Expense Example	Jul. 09, 2026 USD ($)
Defiance 2X Daily Target Short Pure Space Index ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Defiance 2X Daily Target Short Taiwan ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	$ 415